Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property, Plant and Equipment

	2023	2022	2021
Net book value of property, plant and equipment	20,532	18,261	16,777
Provision for obsolescence of materials and equipment	(171)	(151)	(123)
Provision for impairment of property, plant and equipment	(2,649)	(600)	(651)

	17,712	17,510	16,003

Summary of Changes in Property, Plant and Equipment
Changes in Group’s property, plant and equipment for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total

Cost	1,282	46,154		8,128	455	1,068	2,663	47	748	1,265	763	773	63,346
Accumulated depreciation	616	37,897		4,766	318	-	-	-	641	802	400	581	46,021

Balance as of December 31, 2020	666	8,257	(1)	3,362	137	1,068	2,663	47	107	463	363	192	17,325

Cost
Increases	7	38	(4)	51	6	618	1,913	22	1	-	-	10	2,666	(6)
Translation effect	(28)	-		-	(7)	(3)	(22)	-	(5)	-	(138)	(29)	(232)
Adjustment for inflation (5)	68	-		-	17	7	50	-	10	-	318	65	535
Decreases, reclassifications and other movements	14	1,565	(7)	148	19	(632)	(1,785)	(27)	53	54	52	44	(495)	(3)

Accumulated depreciation
Increases	26	2,468	(4)	356	22	-	-	-	55	67	19	28	3,041
Translation effect	(15)	-		-	(5)	-	-	-	(4)	-	(72)	(22)	(118)
Adjustment for inflation (5)	35	-		-	11	-	-	-	9	-	167	49	271
Decreases, reclassifications and other movements	(6)	(149)	(7)	(1)	(9)	-	-	-	-	-	(5)	(2)	(172)	(3)

Cost	1,343	47,757		8,327	490	1,058	2,819	42	807	1,319	995	863	65,820
Accumulated depreciation	656	40,216		5,121	337	-	-	-	701	869	509	634	49,043

Balance as of December 31, 2021	687	7,541	(1)	3,206	153	1,058	2,819	42	106	450	486	229	16,777

Cost
Increases	1	278	(4)	69	9	944	3,080	43	1	-	-	34	4,459	(6)
Translation effect	(86)	-		-	(23)	(9)	(28)	-	(14)	-	(418)	(104)	(682)
Adjustment for inflation (5)	111	-		-	31	12	36	-	18	-	547	134	889
Decreases, reclassifications and other movements	26	2,052		281	21	(810)	(2,027)	(47)	20	24	35	3	(422)	(3)

Accumulated depreciation
Increases	29	2,123	(4)	374	25	-	-	-	56	67	19	31	2,724
Translation effect	(44)	-		-	(15)	-	-	-	(12)	-	(213)	(67)	(351)
Adjustment for inflation (5)	59	-		-	20	-	-	-	16	-	279	86	460
Decreases, reclassifications and other movements	-	(45)		(1)	(8)	-	-	-	-	(11)	(8)	-	(73)	(3)

Cost	1,395	50,087		8,677	528	1,195	3,880	38	832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-	761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38	71	418	573	246	18,261

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,395	50,087		8,677	528	1,195	3,880	38		832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-		761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38		71	418	573	246	18,261

Cost
Increases	1	511	(4)	99	6	1,282	4,161	119		4	-	-	8	6,191	(6)
Translation effect	(178)	-		-	(55)	(19)	(46)	-		(30)	-	(904)	(223)	(1,455)
Adjustment for inflation (5)	106	-		-	33	11	27	-		18	-	537	131	863
Decreases, reclassifications and other movements	16	2,503		135	165	(1,030)	(2,357)	(26)		45	39	18	(3)	(495)	(3)

Accumulated depreciation
Increases	28	2,692	(4)	364	30	-	-	-		36	64	10	28	3,252
Translation effect	(96)	-		-	(36)	-	-	-		(27)	-	(455)	(150)	(764)
Adjustment for inflation (5)	57	-		-	22	-	-	-		16	-	270	88	453
Decreases, reclassifications and other movements	(1)	(92)		-	(5)	-	-	-		-	(8)	-	(2)	(108)	(3)

Cost	1,340	53,101		8,911	677	1,439	5,665	131		869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-		786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131	(2)	83	401	399	195	20,532

(1)	Includes 269, 333 and 356 of mineral property as of December 31, 2023, 2022 and 2021, respectively.
(2)
As of December 31, 2023, there are 26 exploratory wells in progress. During the year ended on such date, 11 wells were started, 4 wells were charged to exploratory expense and 4 well was transferred to properties with proven reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 4, 1 and 1 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2023, 2022 and 2021, respectively.
(4)	Includes 507, 268 and 32 corresponding to hydrocarbon wells abandonment costs and 13 and 19 of depreciation recovery for the years ended December 31, 2023 and 2022, respectively.
(5)
Corresponds to adjustment for inflation of opening balances of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(6)
Includes 57, 44 and 11 corresponding to short-term leases as of December 31, 2023, 2022 and 2021, respectively; includes 6, 5 and 7 corresponding to the variable charge of leases related to the underlying asset performance and/or use as of December 31, 2023, 2022 and 2021, respectively. Additionally, it includes 68, 57 and 44 corresponding to the depreciation capitalization of right-of-use assets as of December 31, 2023, 2022 and 2021, respectively (see Note 9); and 13, 14 and 11 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2023, 2022 and 2021, respectively (see Note 20).

(7)	Includes 140 of cost and accumulated depreciation corresponding to the reversal of Loma de la Mina block. See Note 34.a).

Summary of Provision for Obsolescence of Materials and Equipment
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	151	123	134
Increases charged to profit or loss	24	30	6
Decreases charged to profit or loss	-	-	(16)
Applications due to utilization	(4)	(1)	(1)
Translation differences	(2)	(1)	-
Adjustment for inflation (1)	2	-	-

Amount at end of year	171	151	123

(1)
Corresponds to adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of Provision for Impairment of Property, Plant and Equipment
Set forth below is the evolution of the provision for impairment of property, plant and equipment for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	600	651	778
Increases charged to profit or loss	2,288	123	97
Depreciation (1)	(236)	(173)	(225)
Translation differences	(7)	(5)	-
Adjustment for inflation (2)	4	4	2
Transfers and other movements	-	-	(1)

Amount at end of year	2,649	600	651

(1)	Included in “Depreciation of property, plant and equipment” in Note 26.
(2)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of Cost Evolution for Exploratory Wells in Evaluation Stage
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	15	19	30
Additions pending the determination of proved reserves	16	20	6
Decreases charged to exploration expenses	-	(3)	-
Reclassifications to mineral property, wells and related equipment with proved reserves	(5)	(21)	(17)

Amount at end of year	26	15	19

Summary of Cost for Exploratory Wells
The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2023:

	Amount	Number of projects	Number of wells
Between 1 and 5 years	10	5	5

Summary of Property, Plant and Equipment by Geographic Area
Likewise, in accordance with IFRS 8, the distribution of property, plant and equipment by geographic area is broken down below:

	2023	2022	2021
Argentina	17,702	17,500	16,002
Mercosur and associated countries	10	10	1

	17,712	17,510	16,003